Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation on property plant and equipment	$ 0.6	$ 0.5	$ 1.2	$ 1.0	$ 2.2	$ 1.6	$ 1.0